SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM INVESTMENTS
Corporate bonds		$ 4,033	$ 9,729
Government bonds and loans		392	2,046
Shares		784	2,616
Exchange Traded Funds		3,308	2,826
Short-term investments, Gross		8,517	17,217
Short-term deposits		5,700
Short-term investments	$ 8,517	$ 14,217	$ 17,217